Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 10,601	$ 9,667	$ 32,233	$ 27,969
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	9,604	8,496	29,506	24,193
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 997	$ 1,171	$ 2,727	$ 3,776